Earnings per share - Earnings per share, basic and diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	$ 0.0035	$ 0.0238	$ 0.8778
Diluted earnings (loss) per share (USD per share)	0.0034	0.0232	0.8585
American Depositary Share
Earnings per share [line items]
Basic earnings (loss) per share (USD per share)	0.02	0.14	5.27
Diluted earnings (loss) per share (USD per share)	$ 0.02	$ 0.14	$ 5.15